LORD ABBETT MUNICIPAL INCOME FUND, INC.

90 Hudson Street

Jersey City, New Jersey 07302-3973

February 5, 2018

VIA EDGAR

U.S. Securities and Exchange Commission

100 F Street, NE

Washington, D.C. 20549-4720

Re: Lord Abbett Municipal Income Fund, Inc. (the “Registrant”)

1933 Act File No. 002-88912

1940 Act File No. 811-03942

Ladies/Gentlemen:

In accordance with the provisions of Rule 497(j) under the Securities Act of 1933, as amended (the "Securities Act"), the undersigned hereby certifies that:

1.	the form of prospectus and statement of additional information that would have been filed under Rule 497(c) under the Securities Act would not have differed from that contained in Post-Effective Amendment No. 80 to the Registrant’s Registration Statement on Form N-1A filed by the Registrant on January 26, 2018; and

2.	the text of Post-Effective Amendment No. 80, which was the most recent Amendment to the Registration Statement, was filed electronically with the U.S. Securities and Exchange Commission on January 26, 2018.

Sincerely,

/s/ Brooke A. Fapohunda

Brooke A. Fapohunda

Vice President and Assistant Secretary

Lord Abbett Funds